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                            OLD WESTBURY FUNDS, INC.

                      Supplement Dated March 3, 2003 to the
                      Annual Report Dated October 31, 2002

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Old Westbury Funds, Inc. (the "Corporation") Annual Report dated October 31, 2002.

1. On page 74 of the Annual Report, the Term Served in Office for Robert M. Kaufman, Esq. should read 9 Years.

          Investors should retain this supplement for future reference